INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
19.	INCOME TAXES

The Cayman Islands and Hong Kong

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries located in the PRC.

Surplus International, the Group’s wholly-owned subsidiary incorporated in Hong Kong, was subject to Hong Kong corporate income tax rate of 16.5% on the estimated assessable profits arising in Hong Kong. Since Surplus International is an investment holding company, no provision for income tax has been made as it had no assessable profits during the years ended December 31, 2009, 2010 and 2011.

VHK, the Group’s wholly-owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax of 16.5% on the estimated assessable profits arising in Hong Kong. No provision for income tax has been made as it had no assessable profits during the years ended December 31, 2009, 2010 and 2011.

PRC

Under the Corporate Income Tax Law and the rules related to implementation of the Corporate Income Tax Law (the “New CIT Law”), the general applicable new Corporate Income Tax rate is 25% from 2008 onwards. Enterprises that are “high and new technology enterprises strongly supported by the State” are entitled to a reduced income tax rate of 15%, subject to approval by, and receipt of a qualification certificate from relevant authorities. The “High and New Technology Enterprises” certificate is subject to annual qualification and tri-annual renewal.

Liaoning Nuokang and Penglai Nuokang have been recognized by relevant authorities as “High and New Technology Enterprises” for each of the tax years from 2008 to 2010 and were subject to a reduced income tax rate of 15%. In 2011, Liaoning Nuokang and Penglai Nuokang renewed their qualification of the “High and New Technology Enterprises” and will continue to be subject at income tax rate of 15% from 2011 to 2013. Shenyang Shouzheng has been recognized as “High and New Technology Enterprises” for each of the tax years from 2010 to 2012.

Furthermore, being recognized as “Foreign Investment Manufacturing Enterprises” in December 2005 and October 2006, Liaoning Nuokang and Shenyang Shouzheng were entitled to full exemption of CIT for the first two years and a 50% reduction in CIT for the following three years (“Tax Holiday”), commencing from January 2006 and January 2007, respectively. Liaoning Nuokang’s CIT rates are 12.5% in 2009 and 2010 and 15% in 2011. Shenyang Shouzheng’s CIT rate is 12.5% from 2009 to 2011. Penglai Nuokang, recognized as a “Foreign Investment Manufacturing Enterprise” in September 2006, was entitled to full exemption from CIT for the first two years and a 50% reduction in CIT for the following three years, commencing from September 2006. Despite the tax holiday started from September 2006, the calendar year 2006 was counted as the first year of such tax holiday. Penglai Nuokang’s CIT rates are 12.5% in 2009 and 2010 and 15% in 2011.

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cayman Islands	(2,850)	(6,815)	(18,702)	(2,971)
Hong Kong	(732)	(1,417)	(3,097)	(492)
The PRC	85,535	64,836	20,327	3,229

	81,953	56,604	(1,472)	(234)

The income tax expense comprises the following:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current	(18,231)	(10,319)	(15,351)	(2,439)
Deferred	1,373	(287)	2,689	427

	(16,858)	(10,606)	(12,662)	(2,012)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2009, 2010 and 2011 applicable to the PRC operations to income tax expense is as follows:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income (loss) before income tax expense	81,953	56,604	(1,472)	(234)

Income tax computed at PRC statutory tax rate of 25%	20,488	14,151	(368)	(58)
Non-deductible staff costs	146	—	213	34
Non-deductible entertainment expenses	846	1,160	647	103
Non-deductible share based compensation expense	3,431	2,251	1,986	316
Other non-deductible expenses	4,385	1,289	3,575	568
Effect of differing tax rates in different jurisdiction	713	1,704	4,675	743
Taxable donation income (i)	—	—	2,934	466
Income not subject to tax	(690)	—	—	—
Change of valuation allowance	—	—	7,452	1,183
Tax holiday	(12,169)	(9,556)	(7,559)	(1,201)
Changes in tax rates	(292)	(393)	(893)	(142)

	16,858	10,606	12,662	2,012

(i)	Amount represents the tax liability of the Group due to the taxable donation income of RMB11,736,205 (US$1,864,695) received by Penglai Nuokang from Mr. Xue upon termination of the VIE Agreements in June 2011 (Note 1).

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Basic	RMB 0.123	RMB 0.060	RMB 0.049	USD 0.008

Diluted	RMB 0.122	RMB 0.060	RMB 0.049	USD 0.008

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:

Current:
Bad debt provision	98	70	11
Write-down of inventories	16	29	5
Advertising and promotion expenses	—	6,481	1,030
Accrual of payroll	1,404	1,534	244

Valuation allowance	—	(7,074)	(1,125)

	1,518	1,040	165

Non-current:
Property, plant and equipment	454	478	76
Settlement cost (i)	—	2,997	476
Deferred government grants	3,804	4,309	685

Valuation allowance	—	(378)	(60)

	4,258	7,406	1,177

Total deferred tax assets, net	5,776	8,446	1,342

(i)	Amount represents deferred tax assets resulting from the temporary difference for the settlement cost paid to SDPP in December 2011 totaling RMB13,420,594 (US$2,132,318) consisting of a one-off cash consideration and the present value of the increase in the annual payment to SDPP for use of certain assets (Note 4).

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax liabilities:

Non-current:
Property, plant and equipment – capitalized interest	258	321	51
Intangible assets	1,796	1,715	272

Total deferred tax liabilities	2,054	2,036	323

In assessing the realizability of deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. As of December 31, 2010, the Group recorded no valuation allowance as management believes is more-likely-than-not that the Group’s deferred tax assets are realizable based on the weight of all available evidence. As of December 31, 2011, the Group recorded full valuation allowance against the deferred tax assets of Nuokang Distribution that suffered significant losses in 2011.

The New CIT Law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008.

As of December 31, 2011, the Group intended to reinvest permanently the retained earnings of its PRC subsidiaries. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

As of December 31, 2010 and 2011, the Group reported pre-paid income tax of RMB5,116,997 and RMB8,179,406 (US$1,299,577), respectively, related to tax due on the unrealized profit arising from inter-company sales between Group companies.

The Group evaluated its income tax uncertainty under ASC 740-10, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of uncertain tax positions taken in the tax return. As of December 31, 2010 and 2011, the Group’s liability for recorded unrecognized tax benefits was of RMB808,765 and RMB2,655,726 (US$421,952), respectively. As of December 31, 2011, RMB808,765 of unrecognized tax benefits was related to an intercompany consulting income and RMB1,846,961 (US$293,452) was related to advertising and promotion expenses. It is possible that the amount of unrecognized tax benefits will change in the next 12 months. However, an estimate of the range of the possible change cannot be made at this time. The Group has elected to classify interest and penalties related to an uncertain position, if and when required, as part of interest expenses and other expenses, respectively, in the consolidated statements of operations. No such amounts have been accrued through December 31, 2011 by the Group. The total unrecognized tax benefits as of December 31, 2011, if recognized, would affect the Group’s effective income tax rate. For the PRC subsidiaries, the tax years ended December 31, 2007 to 2011 remain open to examination by the tax authorities. For the HK subsidiaries, the tax years ended December 31, 2006 to 2011 remain open to examination.

A roll-forward of accrued unrecognized tax benefits is as follows:

	2010	2011
	RMB’000	RMB’000	USD’000

Beginning of the year	809	809	129
Additions based on tax positions related to the current year	—	1,847	293
Reversals based on tax position related to prior year	—	—

End of the year	809	2,656	422

The New CIT Law stipulates that a PRC resident enterprise, which includes an enterprise established outside of PRC with its effective management and control located in PRC, will be subject to PRC income tax on its worldwide income. If the PRC tax authorities subsequently determine that the Company or Surplus International, which was registered outside PRC should be deemed a resident enterprise, the Company or Surplus International will be subject to PRC income tax at a rate of 25%. The Company will continue to monitor its tax status.

In addition, the New CIT Law provides that dividend income between qualified “resident enterprises” is exempted from the 10%, or a lower rate as provide by tax treaty or agreement if available, withholding tax on dividends paid to non-PRC enterprise shareholders. If the Company or Surplus International is considered a “non-resident enterprise,” dividends paid to Surplus International by our subsidiaries in the PRC (through the Group’s holding company structure) may be subject to the withholding tax.